RIGHT OF USE ASSETS (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RIGHT OF USE ASSETS
At the beginning of the year	$ 646,324
Amortization of the period	(278,639)	$ (260,674)	$ (205,413)
At the end of the period	727,288	646,324
Gross value
RIGHT OF USE ASSETS
At the beginning of the year	1,545,172	1,328,469
Incorporation by acquisition	161,061
Additions	195,712	312,163
Currency translation adjustments	24,980	(58,159)
Decreases	(34,824)	(37,301)
At the end of the period	1,892,101	1,545,172	1,328,469
Gross value | Sites
RIGHT OF USE ASSETS
At the beginning of the year	1,003,730	842,473
Incorporation by acquisition	121,902
Additions	147,934	204,527
Currency translation adjustments	19,357	(42,373)
Decreases	(8,036)	(897)
At the end of the period	1,284,887	1,003,730	842,473
Gross value | Real estate and others
RIGHT OF USE ASSETS
At the beginning of the year	229,872	199,419
Incorporation by acquisition	593
Additions	10,964	43,343
Currency translation adjustments	3,266	(8,751)
Decreases	(2,275)	(4,139)
At the end of the period	242,420	229,872	199,419
Gross value | Poles
RIGHT OF USE ASSETS
At the beginning of the year	162,977	131,565
Additions	17,675	35,923
Currency translation adjustments	1,492	(4,506)
Decreases		(5)
At the end of the period	182,144	162,977	131,565
Gross value | Indefeasible rights of use
RIGHT OF USE ASSETS
At the beginning of the year	31,925	33,686
Incorporation by acquisition	11,977
Additions	2,978
Currency translation adjustments	583	(1,761)
Decreases	(2,338)
At the end of the period	45,125	31,925	33,686
Gross value | Asset retirement obligation
RIGHT OF USE ASSETS
At the beginning of the year	116,668	121,326
Incorporation by acquisition	26,589
Additions	16,161	28,370
Currency translation adjustments	282	(768)
Decreases	(22,175)	(32,260)
At the end of the period	137,525	116,668	121,326
Accumulated Depreciation And Amortisation
RIGHT OF USE ASSETS
At the beginning of the year	(898,848)	(710,586)
Amortization of the period	(278,639)	(260,674)
Currency translation adjustments	(16,411)	36,611
Decreases	29,085	35,801
At the end of the period	(1,164,813)	(898,848)	(710,586)
Accumulated Depreciation And Amortisation | Sites
RIGHT OF USE ASSETS
At the beginning of the year	(576,337)	(448,101)
Amortization of the period	(184,240)	(153,426)
Currency translation adjustments	(11,933)	25,236
Decreases	2,723	(46)
At the end of the period	(769,787)	(576,337)	(448,101)
Accumulated Depreciation And Amortisation | Real estate and others
RIGHT OF USE ASSETS
At the beginning of the year	(169,859)	(138,700)
Amortization of the period	(29,519)	(41,156)
Currency translation adjustments	(2,401)	5,933
Decreases	2,247	4,064
At the end of the period	(199,532)	(169,859)	(138,700)
Accumulated Depreciation And Amortisation | Poles
RIGHT OF USE ASSETS
At the beginning of the year	(117,870)	(89,639)
Amortization of the period	(33,386)	(31,506)
Currency translation adjustments	(1,277)	3,270
Decreases		5
At the end of the period	(152,533)	(117,870)	(89,639)
Accumulated Depreciation And Amortisation | Indefeasible rights of use
RIGHT OF USE ASSETS
At the beginning of the year	(22,016)	(20,786)
Amortization of the period	(4,712)	(2,634)
Currency translation adjustments	(518)	1,404
Decreases	2,338
At the end of the period	(24,908)	(22,016)	(20,786)
Accumulated Depreciation And Amortisation | Asset retirement obligation
RIGHT OF USE ASSETS
At the beginning of the year	(12,766)	(13,360)
Amortization of the period	(26,782)	(31,952)
Currency translation adjustments	(282)	768
Decreases	21,777	31,778
At the end of the period	(18,053)	(12,766)	$ (13,360)
Net carrying value
RIGHT OF USE ASSETS
At the beginning of the year	646,324
At the end of the period	727,288	646,324
Net carrying value | Sites
RIGHT OF USE ASSETS
At the beginning of the year	427,393
At the end of the period	515,100	427,393
Net carrying value | Real estate and others
RIGHT OF USE ASSETS
At the beginning of the year	60,013
At the end of the period	42,888	60,013
Net carrying value | Poles
RIGHT OF USE ASSETS
At the beginning of the year	45,107
At the end of the period	29,611	45,107
Net carrying value | Indefeasible rights of use
RIGHT OF USE ASSETS
At the beginning of the year	9,909
At the end of the period	20,217	9,909
Net carrying value | Asset retirement obligation
RIGHT OF USE ASSETS
At the beginning of the year	103,902
At the end of the period	$ 119,472	$ 103,902